Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per share

The amounts used in computing earnings per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2017	2016	2015
(Dollars and shares in millions, except earnings per share)
Basic earnings per share available to TDS common
shareholders:
Net income available to TDS common shareholders used in basic earnings per share	$153	$43	$219
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	–	–	(1)
Net income available to TDS common shareholders	$153	$43	$218
used in diluted earnings per share

Weighted average number of shares used in basic
earnings per share:
Common Shares	104	103	102
Series A Common Shares	7	7	7
Total	111	110	109

Effects of dilutive securities	1	1	1
Weighted average number of shares used in diluted
earnings per share	112	111	110

Basic earnings per share available to TDS common
shareholders	$1.39	$0.39	$2.02

Diluted earnings per share available to TDS common
shareholders	$1.37	$0.39	$1.98